Residential REIT ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 98.9%	Shares	Value
Real Estate - 98.9%(a)
American Homes 4 Rent - Class A - REIT	10,492	$331,547
Apartment Investment and Management Co. - Class A - REIT	43,758	232,793
AvalonBay Communities, Inc. - REIT	1,803	313,578
Camden Property Trust - REIT	3,272	325,499
Centerspace - REIT	5,863	347,383
Diversified Healthcare Trust - REIT	78,994	336,514
Elme Communities - REIT	20,391	335,432
Equity LifeStyle Properties, Inc. - REIT	5,653	345,116
Equity Residential - REIT	5,376	319,549
Essex Property Trust, Inc. - REIT	1,295	326,042
Extra Space Storage, Inc. - REIT	2,438	325,570
Independence Realty Trust, Inc. - REIT	21,055	335,406
Invitation Homes, Inc. - REIT	11,881	334,450
Mid-America Apartment Communities, Inc. - REIT	2,498	320,319
Millrose Properties, Inc. - Class A - REIT	10,251	330,185
NexPoint Residential Trust, Inc. - REIT	10,712	328,537
Public Storage - REIT	1,185	330,094
Sun Communities, Inc. - REIT	2,678	339,035
UDR, Inc. - REIT	9,357	315,237
UMH Properties, Inc. - REIT	23,359	339,640
Ventas, Inc. - REIT	4,899	361,497
Veris Residential, Inc. - REIT	22,892	328,729
Welltower, Inc. - REIT	1,926	348,683
TOTAL COMMON STOCKS (Cost $8,557,130)		7,550,835

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(b)	83,357	83,357

TOTAL SHORT-TERM INVESTMENTS (Cost $83,357)		83,357

TOTAL INVESTMENTS - 100.0% (Cost $8,640,487)		7,634,192
Liabilities in Excess of Other Assets - 0.0%(c)		(3,028)
TOTAL NET ASSETS - 100.0%		$7,631,164

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.